As filed with the U.S. Securities and Exchange Commission on July 14, 2014

Securities Act of 1933 File No. 33-19229

Investment Company Act of 1940 File No. 811-05430

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 142	☒

And/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 140	☒

(Check appropriate box or boxes)

SSgA FUNDS

(Exact Name of Registrant as Specified in Charter)

One Lincoln Street

Boston, Massachusetts 02111

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (617) 664-2426

Name and Address of Agent for Service: Joshua A. Weinberg	Copies to: Timothy W. Diggins, Esq.
Vice President and Counsel	Ropes & Gray LLP
SSgA Funds Management, Inc.	800 Boylston Street
One Lincoln Street	Boston, Massachusetts 02199-3600
Boston, Massachusetts 02111-2900

Approximate Date of the Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective under Rule 485:

☒	immediately upon filing pursuant to paragraph (b)

☐	on ( ) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)

☐	on ( ) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on ( ) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, SSgA Funds, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 142 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and Commonwealth of Massachusetts, on the 14th day of July, 2014.

SSGA FUNDS, REGISTRANT

/s/ Ellen M. Needham
By Ellen M. Needham
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities as indicated on July 14, 2014:

Signature	Signature
/s/ William L. Boyan* William L. Boyan, Trustee	/s/ James E. Ross* James E. Ross, Trustee

/s/ Michael F. Holland* Michael F. Holland, Trustee	/s/ Richard D. Shirk* Richard D. Shirk, Trustee

/s/ William L. Marshall* William L. Marshall, Trustee	/s/ Rina K. Spence* Rina K. Spence, Trustee

/s/ Scott F. Powers* Scott F. Powers, Trustee	/s/ Bruce D. Taber* Bruce D. Taber, Trustee

/s/ Patrick J. Riley* Patrick J. Riley, Trustee	/s/ Douglas T. Williams* Douglas T. Williams, Trustee

/s/ Laura F. Dell Laura F. Dell, Treasurer and Principal Financial Officer	/s/ Ellen M. Needham Ellen M. Needham, President and Principal Executive Officer

*By:	/s/ David James
David James Attorney-in-Fact Pursuant to Powers of Attorney

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase